Pension and Other Post-retirement Benefits - Changes In Fair Value (Details) - Pension Benefits - USD ($) $ in Thousands	12 Months Ended
	Oct. 29, 2017	Oct. 30, 2016
Change in plan assets
Fair value of plan assets at beginning of year	$ 1,232,626	$ 1,179,777
Fair value of plan assets at end of year	1,379,953	1,232,626
Significant Unobservable Inputs (Level 3)
Change in plan assets
Fair value of plan assets at beginning of year	68,102	71,775
Purchases, issuances and settlements (net)	(8,630)	(7,109)
Unrealized (losses) gains	(2,251)	(6,903)
Realized gains	15,560	4,276
Interest and dividend income	1,423	6,063
Fair value of plan assets at end of year	$ 74,204	$ 68,102